Employee Stock Plans - Additional Information (Details) - USD ($)		12 Months Ended
	Sep. 25, 2024	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Sep. 22, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments of tax withholdings on restricted stock		$ 19,206,000	$ 17,351,000	$ 10,732,000
Shares repurchased during the period, value		$ 135,256,000	$ 106,296,000	$ 63,219,000
Treasury Stock, Common
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares repurchased during the period (in shares)		1,790,225	1,276,500	930,000
Shares repurchased during the period, value		$ 116,100,000	$ 88,900,000	$ 52,500,000
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for stock-based awards (in shares)						1,500,000
Shares available for future issuance (in shares)		1,400,000
Authorized payroll deductions		15.00%
Authorized payroll deductions, value		$ 25,000
Maximum number of shares reserved for issuance (in shares)		4,500,000
Employees stock purchased (in shares)		119,512	129,940	173,671
Employees stock purchased, average price per share (in dollars per share)		$ 62.89	$ 60.56	$ 48.06
ESPP | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market price of common stock		85.00%
ESPP | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market price of common stock		100.00%
Time Based Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Market Based Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Performance period		3 years
Shares outstanding (in shares)		800,000
Total unrecognized compensation cost related to non-vested awards		$ 26,600,000
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)		1,884,000	1,770,000	1,974,000	2,063,000
Total unrecognized compensation cost related to non-vested awards		$ 77,700,000
Expected cost recognized over weighted-average period		2 years 3 months 18 days
Shares repurchased during the period to pay for taxes (in shares)		261,325	262,930	212,204
Payments of tax withholdings on restricted stock		$ 19,200,000	$ 17,400,000	$ 10,700,000
Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for stock-based awards (in shares)	1,900,000
Shares available for future issuance (in shares)	2,848,558
Vesting period	1 year